Going Concern (Details) - USD ($)			3 Months Ended		12 Months Ended
	Sep. 26, 2024	May 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Going Concern (Details) [Line Items]
Net cash used in operating activities			$ (243,459)	$ (1,387,649)	$ (4,680,079)	$ 30,176
Net loss			(2,266,789)	$ (546,831)	(3,430,642)	58,191
Accumulated deficit			(13,293,717)		(11,026,928)
Working capital deficit			400,000		4,600,000
Convertible promissory notes			$ 0		$ 6,000,000	$ 2,000,000
Shares of new foxx common stock (in Shares)	2,270,096	5,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Subsequent Event [Member]
Going Concern (Details) [Line Items]
Shares of new foxx common stock (in Shares)	5,000,000
Common stock, par value (in Dollars per share)	$ 0.0001